Segment, Geographic and Customer Information - Summarized Balance Sheet Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Assets	$ 3,111,884		$ 3,111,884		$ 2,283,184	$ 2,168,011	$ 2,108,685
Long-lived Assets:
Long-lived Assets	2,599,188		2,599,188		1,826,963	1,785,190	1,734,916
Capital expenditures:
Capital expenditures	101,828	32,287	148,855	53,021	155,478	104,155	126,755
Operating Segments [Member]
Assets:
Assets	3,111,884		3,111,884		2,283,184	2,168,011
Operating Segments [Member] | North America [Member]
Assets:
Assets	2,366,745		2,366,745		1,588,104	1,549,030	1,476,124
Long-lived Assets:
Long-lived Assets	2,066,554		2,066,554		1,353,037	1,323,108	1,291,083
Capital expenditures:
Capital expenditures	87,670	25,936	125,950	43,210	128,877	92,418	113,673
Operating Segments [Member] | Europe [Member]
Assets:
Assets	604,512		604,512		563,026	577,599	594,382
Long-lived Assets:
Long-lived Assets	455,092		455,092		446,093	444,539	443,598
Capital expenditures:
Capital expenditures	13,260	4,180	21,247	7,334	20,732	11,737	13,082
Corporate [Member]
Assets:
Assets	140,627		140,627		132,054	41,382	34,282
Long-lived Assets:
Long-lived Assets	77,542		77,542		27,833	17,543	235
Capital expenditures:
Capital expenditures	898	2,171	1,658	2,477	5,869	0	0
Assets held for sale [Member]
Assets:
Assets					$ 0	$ 0	$ 3,897